UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Vincent P. Corti
American Funds Global Balanced Fund
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Global Balanced FundSM

[photo of a flower on top of two stones - a leaf between the two stones]

Semi-annual report for the six months ended April 30, 2012

American Funds Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

This fund is one of more than 40 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2012 (the most recent calendar quarter-end):

	Total return	Average annual total return
		Lifetime
Class A shares	1 year	(since 2/1/11)
Reflecting 5.75% maximum sales charge	–2.44%	–0.68%

The fund’s expense ratio was 1.08% for Class A shares as of the prospectus dated January 1, 2012. The expense ratio is annualized based on data for a partial year.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The fund’s 30-day yield for Class A shares as of May 31, 2012, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.02%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing outside the United States may be subject to additional risks such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

[photo of a flower on top of two stones - a leaf between the two stones]

Global equity markets began to rally in December after action by the European Central Bank to maintain liquidity in the European banking system reduced some of the pressure on the region’s troubled economies.

The renewed confidence lifted stocks in most of the countries in which American Funds Global Balanced Fund invests, contributing to the fund’s 6.9% gain over the six months ended April 30, 2012, for shareholders who reinvested dividends totaling 18.6 cents. During the same period, the MSCI ACWI (All Country World Index) gained 7.4% and the Barclays Global Aggregate Index increased 1.0%. The 60/40 MSCI/Barclays Index, a blend of the two indexes, gained 4.8%. The market indexes are unmanaged. The Lipper Global Flexible Portfolio Funds Index gained 5.9%.

The fund’s largest equity holdings were among the main contributors to its gain. U.S. tobacco giant Altria, the largest holding at April 30, gained 16.9% during the period, while Home Depot, the second-largest holding, was up 44.7%. Two other tobacco companies in the fund’s top 10 holdings also had double-digit gains — British American Tobacco (+12.0%) and Philip Morris International (+28.1%) — giving the consumer staples sector the portfolio’s highest sector return (+17.1%). All of the fund’s industry sectors had positive returns for the period except telecommunication services, which included the portfolio’s weakest holding, Dutch company KPN (–31.3%).

[Begin Sidebar]
Results at a glance

For periods ended April 30, 2012 (with all distributions reinvested)

			Average annual
	Total returns		total returns
			Lifetime
	6 months	1 year	(since 2/1/11)
American Funds Global Balanced Fund
(Class A shares)	6.9%	–0.4%	4.4%

MSCI ACWI (All Country World Index)*	7.4	–5.2	0.0

Barclays Global Aggregate Index*	1.0	3.3	5.9

60/40 MSCI/Barclays Index*†	4.8	–1.6	2.6

Lipper Global Flexible Portfolio Funds Index	5.9	–4.0	0.8

*The market indexes are unmanaged and, therefore, have no expenses.
† The 60/40 MSCI/Barclays Index blends the MSCI ACWI (All Country World Index) with the Barclays Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

[End Sidebar]

On a country basis, holdings in Taiwan, Belgium and Russia provided the equity portfolio’s highest returns, though U.S. equity holdings, about 28% of assets at April 30, contributed most to the fund’s gain. The fund had no equity investments in the troubled European economies of Greece, Spain, Italy and Portugal at any time during the period; at April 30, the equity portfolio comprised stocks of companies based in 21 countries, including five developing markets.

During the period, the fund kept about 60% of assets in stocks, with the remainder invested in bonds and cash. The portfolio counselors added modestly to holdings in the strong consumer staples sector, while maintaining broad geographic diversification.

In the fund’s fixed-income portfolio, longer duration corporate bonds, particularly in the financials sector, helped results. Portfolio counselors added to holdings in this area during the period. Results were also helped by holdings in mortgage pass-through bonds, which are less affected by equity market volatility than corporate bonds. At April 30, bonds accounted for 34% of the fund’s assets, with about 5% in bonds issued by developing countries.

Looking ahead, the portfolio counselors are keeping a close watch on the situation in Europe, which came under renewed pressure after the close of the period with political changes in Greece and France. They are also monitoring the potential impact on global markets of slowing growth in China and India.

While the economic outlook remains uncertain, the fund has maintained a broadly diversified and balanced portfolio of stocks and bonds. As always, the portfolio counselors consider the long-term implications when making portfolio changes, a stance that is particularly important when markets are at the mercy of negative headlines.

Finally, it’s worth noting that American Funds Global Balanced Fund marked its first anniversary during the period. We welcome all our new shareholders and thank you for the confidence you have placed in us. We look forward to reporting to you again at the close of the fiscal year.

Sincerely,

/s/ Michael Thawley

Michael Thawley
Vice Chairman of the Board

/s/ Eric Richter

Eric Richter
President

June 15, 2012

For current information about the fund, visit americanfunds.com.

Summary investment portfolio   April 30, 2012
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Investment mix by security type	(percent of net assets)

Common stocks of issuers outside the U.S.	32.61%
U.S. common stocks & convertible securities	27.66
Bonds & notes of governments outside the U.S.	14.87
Corporate bonds & notes	10.00
Mortgage-backed obligations	4.57
Bonds & notes of U.S. government	4.56
Short-term securities & other assets less liabilities	5.73
[end pie chart]

Five largest sectors in common stock holdings	(percent of net assets)
Consumer discretionary	12.1%
Consumer staples	11.1
Financials	6.2
Industrials	5.2
Energy	4.8

Currency diversification					(percent of net assets)
	Equity securities	Bonds & notes	Forward currency contracts		Short-term securities & other assets less liabilities	Total
U.S. dollars	30.7%	19.0%	(.7	) %	5.7%	54.7%
British pounds	12.0	.9	-		-	12.9
Euros	7.0	4.8	(.2)		-	11.6
Japanese yen	.9	2.5	1.7		-	5.1
Swiss francs	3.0	-	-		-	3.0
Hong Kong dollars	2.2	-	-		-	2.2
Singapore dollars	.5	1.1	-		-	1.6
Mexican pesos	-	2.0	(.5)		-	1.5
Australian dollars	1.5	-	-		-	1.5
Swedish kronor	.3	1.1	-		-	1.4
Other currencies	2.2	2.6	(.3)		-	4.5

			Percent
		Value	of net
Common stocks - 59.67%	Shares	(000)	assets

Consumer discretionary - 12.09%
Home Depot, Inc.	1,281,800	$66,384	2.08%
DIRECTV, Class A (1)	1,022,200	50,364	1.58
Marks and Spencer Group PLC	4,200,600	24,337	.76
Virgin Media Inc.	939,000	23,062	.73
Bayerische Motoren Werke AG	238,000	22,623	.71
General Motors Co. (1)	945,000	21,735	.68
Whitbread PLC	635,000	19,858	.62
Other securities		157,520	4.93
		385,883	12.09

Consumer staples - 11.08%
Altria Group, Inc.	2,248,400	72,421	2.27
British American Tobacco PLC	1,075,550	55,141	1.73
Philip Morris International Inc.	457,200	40,924	1.28
Reynolds American Inc.	740,000	30,214	.95
Lorillard, Inc.	209,889	28,396	.89
Anheuser-Busch InBev NV	351,898	25,363	.79
ConAgra Foods, Inc.	930,600	24,028	.75
Other securities		77,220	2.42
		353,707	11.08

Financials - 6.17%
JPMorgan Chase & Co.	878,500	37,758	1.18
Citigroup Inc.	820,000	27,093	.85
Agricultural Bank of China, Class H	52,164,000	24,809	.78
Westfield Group	2,341,480	22,543	.71
Other securities		84,644	2.65
		196,847	6.17

Industrials - 5.19%
General Dynamics Corp.	480,300	32,420	1.02
Masco Corp.	2,355,000	31,039	.97
Jardine Matheson Holdings Ltd.	416,200	20,665	.65
Bureau Veritas SA	227,000	20,225	.63
Other securities		61,356	1.92
		165,705	5.19

Energy - 4.79%
Royal Dutch Shell PLC, Class B	1,450,500	52,883	1.66
BP PLC	5,688,000	41,078
BP PLC (ADR)	84,200	3,655	1.40
Devon Energy Corp.	290,000	20,257	.63
Other securities		35,198	1.10
		153,071	4.79

Telecommunication services - 4.28%
Vodafone Group PLC	13,770,000	38,102	1.19
Koninklijke KPN NV	2,760,000	24,774	.78
OJSC Mobile TeleSystems (ADR)	1,121,802	21,942	.69
Other securities		51,881	1.62
		136,699	4.28

Health care - 4.09%
Abbott Laboratories	726,800	45,105	1.41
Novartis AG	524,200	28,906	.90
GlaxoSmithKline PLC	1,004,100	23,221	.73
Other securities		33,472	1.05
		130,704	4.09

Utilities - 3.23%
National Grid PLC	5,277,500	56,999	1.79
SSE PLC	1,227,500	26,316	.82
GDF SUEZ	860,000	19,796	.62
		103,111	3.23

Information technology - 3.13%
Microsoft Corp.	1,065,000	34,101	1.07
Other securities		65,753	2.06
		99,854	3.13

Materials - 2.60%
CRH PLC	1,560,903	31,644	.99
Dow Chemical Co.	800,000	27,104	.85
Other securities		24,193	.76
		82,941	2.60

Miscellaneous - 3.02%
Other common stocks in initial period of acquisition		96,372	3.02

Total common stocks (cost: $1,814,223,000)		1,904,894	59.67

			Percent
		Value	of net
Convertible securities - 0.60%	Shares	(000)	assets

Consumer discretionary - 0.60%
General Motors Co., Series B, 4.75% convertible preferred 2013	493,200	19,254	.60

Total convertible securities (cost: $20,488,000)		19,254	.60

			Percent
	Principal	Value	of net
Bonds & notes - 34.00%	amount (000)	(000)	assets

Bonds & notes of governments outside the U.S. - 14.87%
Japanese Government:
Series 296, 1.50% 2018	¥3,245,000	43,360
1.00%-2.30% 2014 -2035 (2)	2,794,950	36,569	2.50
German Government:
3.00% 2020	€22,680	33,977
1.50%-6.25% 2014-2042 (2)	29,196	45,355	2.49
United Mexican States Government:
Series M10, 7.75% 2017	MXN 279,500	23,932
3.50%-10.00% 2012-2036 (2)	441,748	39,997	2.00
Netherlands Government:
Eurobond:
3.25% 2015	€18,250	26,079
4.00%-7.50% 2018-2023	8,715	13,746
1.00% 2017	$1,900	1,871	1.31
Singapore (Republic of) 1.625%-4.00% 2013-2021	$ S 39,965	35,011	1.10
Swedish Government:
1.00% 2014 (3)	$900	912
3.50%-6.75% 2014-2028 (2)	SKr 184,529	31,793	1.02
Other securities		142,001	4.45
		474,603	14.87

Corporate bonds & notes - 10.00%
Financials - 3.64%
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€275	367
Westfield Group 5.70%-7.50% 2014-2019 (3)	$7,225	8,471
WEA Finance LLC 4.625% 2021 (3)	6,355	6,596	.48
JPMorgan Chase & Co. 3.45%-4.625% 2016-2021	5,750	6,078	.19
Barclays Bank PLC 6.00% 2018	3,075	4,064	.13
Other securities		90,564	2.84
		116,140	3.64

Energy - 1.48%
Shell International Finance BV 4.00% 2014	25	27	.00
Other securities		47,163	1.48
		47,190	1.48

Health care - 1.23%
Novartis Capital Corp. 2.90% 2015	3,050	3,250
Novartis Securities Investment Ltd. 5.125% 2019	4,120	4,909	.26
Other securities		31,058	.97
		39,217	1.23

Telecommunication services - 1.04%
Vodafone Group PLC 1.625% 2017	600	598	.02
Other securities		32,732	1.02
		33,330	1.04

Consumer staples - 0.88%
Anheuser-Busch InBev NV 0.827%-7.75% 2014-2019 (4)	8,535	10,723	.34
Altria Group, Inc. 4.75%-9.70% 2018-2021	4,640	5,459	.17
Philip Morris International Inc. 2.90% 2021	1,850	1,853	.06
Other securities		10,076	.31
		28,111	.88

Utilities - 0.58%
National Grid PLC 6.30% 2016	1,710	1,986	.06
Other securities		16,382	.52
		18,368	.58
Other corporate bonds & notes - 1.15%
Other securities		36,786	1.15

Total corporate bonds & notes		319,142	10.00

Mortgage-backed obligations (5) - 4.57%
Fannie Mae 3.00%-6.00% 2025-2042	113,811	122,032	3.82
Freddie Mac 5.00% 2041	6,284	6,943	.22
Other securities		16,903	.53
		145,878	4.57

Bonds & notes of U.S. government - 4.56%
U.S. Treasury:
1.75% 2015	19,200	20,009
3.50% 2018	23,355	26,610
4.625% 2040	20,655	26,877
2.00%-8.875% 2013-2042 (2)	60,825	72,231	4.56
		145,727	4.56

Total bonds & notes (cost: $1,056,575,000)		1,085,350	34.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 7.23%	(000)	(000)	assets

Freddie Mac 0.06%-0.18% due 6/26-10/17/2012	76,750	76,722	2.40%
Barclays U.S. Funding Corp. 0.13% due 5/1/2012	37,000	37,000	1.16
Siemens Capital Co. LLC 0.14% due 5/15/2012 (3)	26,800	26,798	.84
Pfizer Inc 0.12% due 5/17/2012 (3)	24,600	24,599	.77
Fannie Mae 0.07%-0.14% due 8/1-11/1/2012	21,000	20,987	.66
U.S. Treasury Bill 0.095% due 8/2/2012	10,400	10,398	.33
Other securities		34,198	1.07

Total short-term securities (cost: $230,707,000)		230,702	7.23

Total investment securities (cost: $3,121,993,000)		3,240,200	101.50
Other assets less liabilities		(47,987)	(1.50)

Net assets		$3,192,213	100.00%

As permitted by U.S. Securities and Exchange Commission ("SEC") regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Index-linked bond whose principal amount moves with a government price index.
(3) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $138,595,000, which represented 4.34% of the net assets of the fund.

(4) Coupon rate may change periodically.
(5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbols
ADR = American Depositary Receipts
€ = Euros
¥ = Japanese yen
MXN = Mexican pesos
SKr = Swedish kronor
S$ = Singapore dollars

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at April 30, 2012	(dollars in thousands)

Assets:
Investment securities, at value (cost: $3,121,993)		$3,240,200
Cash denominated in currencies other than U.S. dollars
(cost: $145)		145
Cash		151
Unrealized appreciation on open forward currency contracts		1,045
Receivables for:
Sales of investments	$52,002
Sales of fund's shares	8,069
Dividends and interest	20,866	80,937
		3,322,478
Liabilities:
Unrealized depreciation on open forward currency contracts		159
Payables for:
Purchases of investments	123,091
Repurchases of fund's shares	4,190
Investment advisory services	1,335
Services provided by related parties	1,271
Trustees' deferred compensation	181
Other	38	130,106
Net assets at April 30, 2012		$3,192,213

Net assets consist of:
Capital paid in on shares of beneficial interest		$3,109,744
Undistributed net investment income		9,940
Accumulated net realized loss		(46,617)
Net unrealized appreciation		119,146
Net assets at April 30, 2012		$3,192,213

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (123,035 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$2,430,096	93,641	$25.95
Class B	16,670	643	25.91
Class C	291,930	11,269	25.90
Class F-1	139,456	5,374	25.95
Class F-2	117,899	4,541	25.96
Class 529-A	94,395	3,639	25.94
Class 529-B	1,650	64	25.90
Class 529-C	31,669	1,224	25.87
Class 529-E	5,527	213	25.92
Class 529-F-1	2,958	114	25.95
Class R-1	4,555	176	25.90
Class R-2	15,609	603	25.90
Class R-3	14,286	551	25.93
Class R-4	7,730	298	25.96
Class R-5	16,284	627	25.97
Class R-6	1,499	58	25.97

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended April 30, 2012	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $1,324)	$28,287
Interest (net of non-U.S. taxes of $40)	15,822	$44,109

Fees and expenses*:
Investment advisory services	7,599
Distribution services	3,924
Transfer agent services	2,053
Administrative services	224
Reports to shareholders	122
Registration statement and prospectus	198
Trustees' compensation	187
Auditing and legal	26
Custodian	133
Other	95	14,561
Net investment income		29,548

Net realized loss and unrealized appreciation
on investments, forward currency contracts and currency:
Net realized (loss) gain on:
Investments	(8,580)
Forward currency contracts	1,385
Currency transactions	(957)	(8,152)
Net unrealized appreciation on:
Investments	176,631
Forward currency contracts	1,085
Currency translations	239	177,955
Net realized loss and unrealized appreciation
on investments, forward currency contracts and currency		169,803
Net increase in net assets resulting
from operations		$199,351

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended April 30, 2012*	For the period ended February 1, 2011† to October 31, 2011
Operations:
Net investment income	$29,548	$24,108
Net realized loss on investments, forward currency contracts and currency transactions	(8,152)	(44,359)
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	177,955	(58,809)
Net increase (decrease) in net assets resulting from operations	199,351	(79,060)

Dividends paid to shareholders from net investment income	(20,708)	(17,101)

Net capital share transactions	358,500	2,751,231

Total increase in net assets	537,143	2,655,070

Net assets:
Beginning of period	2,655,070	-
End of period (including undistributed
net investment income: $9,940 and $1,100, respectively)	$3,192,213	$2,655,070

*Unaudited.
†Commencement of operations.
See Notes to Financial Statements

Notes to financial statements
          unaudited

1.	Organization

American Funds Global Balanced Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure– The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2012 (dollars in thousands):

	Investment securities
	Level 1(*)	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$385,883	$-	$-	$385,883
Consumer staples	353,707	-	-	353,707
Financials	196,847	-	-	196,847
Industrials	165,705	-	-	165,705
Energy	153,071	-	-	153,071
Telecommunication services	136,699	-	-	136,699
Health care	130,704	-	-	130,704
Utilities	103,111	-	-	103,111
Information technology	99,854	-	-	99,854
Materials	82,941	-	-	82,941
Miscellaneous	96,372	-	-	96,372
Convertible securities	19,254	-	-	19,254
Bonds & notes:
Bonds & notes of governments outside the U.S.	-	474,603	-	474,603
Corporate bonds & notes	-	319,142	-	319,142
Mortgage-backed obligations	-	145,878	-	145,878
Bonds & notes of U.S. government	-	145,727	-	145,727
Short-term securities	-	230,702	-	230,702
Total	$1,924,148	$1,316,052	$-	$3,240,200

* Securities with a market value of $832,843,000, which represented 26.09% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

	Other investments(†)
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$-	$1,045	$-	$1,045
Liabilities:
Unrealized depreciation on open forward currency contracts	-	(159)	-	(159)
Total	$-	$886	$-	$886

(†) Forward currency contracts are not included in the investment portfolio.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S.. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Investing in emerging countries — Investing in countries with emerging markets and/or economies may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal, by state tax authorities and by tax authorities outside the U.S. for tax years before 2011, the year the fund commenced operations.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2011, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$1,938
Capital loss carryforward*	(38,973)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$219,822
Gross unrealized depreciation on investment securities	(102,148)
Net unrealized appreciation on investment securities	117,674
Cost of investment securities	3,122,526

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2012	For the period February 1, 2011* to October 31, 2011
Class A	$16,745	$13,886
Class B	58	69
Class C	940	915
Class F-1	937	837
Class F-2	930	594
Class 529-A	609	418
Class 529-B	5	5
Class 529-C	93	77
Class 529-E	28	21
Class 529-F-1	20	8
Class R-1	17	17
Class R-2	60	35
Class R-3	75	50
Class R-4	49	33
Class R-5	131	123
Class R-6	11	13
Total	$20,708	$17,101

*Commencement of operations.

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.660% on the first $500 million of daily net assets and decreasing to 0.417% on such assets in excess of $17 billion. For the six months ended April 30, 2012, the investment advisory services fee was $7,599,000, which was equivalent to an annualized rate of 0.524% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2012, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period November 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C, F, R and 529 shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section on the following page; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C, F, R and 529 shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the six months ended April 30, 2012, the total transfer agent services fee paid under these agreements was $2,053,000, of which $1,952,000 was paid by the fund to AFS and $101,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, R and 529 shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period November 1, 2011, through December 31, 2011, the agreement applied only to Class C, F, R and 529 shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the six months ended April 30, 2012, total fees paid to CRMC for performing administrative services were $224,000.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended April 30, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$2,063	$1,648		$77		Not applicable
Class B	84	13		Not applicable		Not applicable
Class C	1,308	190		58		Not applicable
Class F-1	157	54		27		Not applicable
Class F-2	Not applicable	56		24		Not applicable
Class 529-A	55	45		18		$40
Class 529-B	8	1		-	*	1
Class 529-C	133	16		6		13
Class 529-E	12	1		1		2
Class 529-F-1	-	1		1		1
Class R-1	21	1		1		Not applicable
Class R-2	46	15		3		Not applicable
Class R-3	29	6		3		Not applicable
Class R-4	8	2		1		Not applicable
Class R-5	Not applicable	4		4		Not applicable
Class R-6	Not applicable	-	*	-	*	Not applicable
Total class-specific expenses	$3,924	$2,053		$224		$57

*Amount less than one thousand.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $187,000, shown on the accompanying financial statements, includes $166,000 in current fees (either paid in cash or deferred) and a net increase of $21,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(1)		Reinvestments of dividends			Repurchases(1)		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended April 30, 2012
Class A	$439,396	17,611	$16,222	649		$(232,754)	(9,306)	$222,864	8,954
Class B	3,327	133	58	2		(5,081)	(205)	(1,696)	(70)
Class C	59,729	2,391	922	37		(24,915)	(997)	35,736	1,431
Class F-1	37,571	1,507	930	37		(22,704)	(912)	15,797	632
Class F-2	51,217	2,078	508	20		(9,797)	(392)	41,928	1,706
Class 529-A	25,543	1,022	609	24		(4,375)	(176)	21,777	870
Class 529-B	419	17	5	-	(2)	(307)	(12)	117	5
Class 529-C	8,922	358	93	4		(1,391)	(56)	7,624	306
Class 529-E	1,589	64	28	1		(236)	(9)	1,381	56
Class 529-F-1	943	38	20	1		(197)	(8)	766	31
Class R-1	876	35	13	1		(552)	(22)	337	14
Class R-2	6,316	252	55	2		(1,423)	(56)	4,948	198
Class R-3	6,183	247	69	3		(2,467)	(98)	3,785	152
Class R-4	2,540	102	40	2		(361)	(14)	2,219	90
Class R-5	1,446	57	123	5		(878)	(36)	691	26
Class R-6	2,329	91	2	-	(2)	(2,105)	(81)	226	10
Total net increase (decrease)	$648,346	26,003	$19,697	788		$(309,543)	(12,380)	$358,500	14,411

For the period February 1, 2011(3) to October 31, 2011
Class A	$2,327,158	92,082	$13,303	543		$(195,647)	(7,938)	$2,144,814	84,687
Class B	21,721	861	68	3		(3,698)	(151)	18,091	713
Class C	265,954	10,522	899	37		(17,692)	(721)	249,161	9,838
Class F-1	138,750	5,492	814	33		(18,951)	(783)	120,613	4,742
Class F-2	86,874	3,441	465	19		(15,301)	(625)	72,038	2,835
Class 529-A	71,236	2,819	418	17		(1,675)	(67)	69,979	2,769
Class 529-B	1,943	77	5	-	(2)	(455)	(18)	1,493	59
Class 529-C	23,491	933	77	3		(439)	(18)	23,129	918
Class 529-E	4,134	164	20	1		(184)	(8)	3,970	157
Class 529-F-1	2,162	87	8	-	(2)	(105)	(4)	2,065	83
Class R-1	4,281	169	12	-	(2)	(174)	(7)	4,119	162
Class R-2	11,128	446	30	1		(1,046)	(42)	10,112	405
Class R-3	11,036	439	43	2		(1,038)	(42)	10,041	399
Class R-4	6,719	267	25	1		(1,510)	(60)	5,234	208
Class R-5	18,505	741	113	5		(3,437)	(145)	15,181	601
Class R-6	1,509	61	3	-	(2)	(321)	(13)	1,191	48
Total net increase (decrease)	$2,996,601	118,601	$16,303	665		$(261,673)	(10,642)	$2,751,231	108,624

(1)Includes exchanges between share classes of the fund.
(2)Amount less than one thousand.
(3)Commencement of operations.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,124,187,000 and $670,889,000, respectively, during the six months ended April 30, 2012.

9.	Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

As of April 30, 2012, the fund had open forward currency contracts to purchase or sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.
					(amounts in thousands)
			Contract amount			Unrealized appreciation
	Settlement date	Counterparty	Receive		Deliver	(depreciation) at 4/30/2012

Purchases:
Euros	6/4/2012	UBS AG	€5,730		$7,587	- *
Japanese yen	5/11/2012	Barclays Bank PLC	¥773,427		$9,483	205
Japanese yen	5/23/2012	Barclays Bank PLC	¥1,325,000		$16,260	339
Japanese yen	5/31/2012	HSBC Bank	¥1,201,541		$14,756	298
						$842

Sales:
Colombian pesos	5/11/2012	Citibank	$1,620	COP	2,900,000	$(23)
Euros	5/10/2012	HSBC Bank	¥329,144		€3,050	85
Euros	5/25/2012	Barclays Bank PLC	¥511,022		€4,800	48
Euros	6/4/2012	JPMorgan Chase	¥322,581		€3,000	70
Mexican pesos	5/11/2012	HSBC Bank	$1,133	MXN	15,000	(17)
Mexican pesos	5/11/2012	JPMorgan Chase	$11,248	MXN	146,700	(1)
Mexican pesos	5/25/2012	JPMorgan Chase	$4,167	MXN	55,200	(60)
South Korean won	5/14/2012	Citibank	$6,395	KRW	7,300,000	(58)
						$44

Forward currency contracts - net						$886

*Amount less than one thousand.

Financial highlights

			Income (loss) from investment operations(1)
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(2)	Net assets, end of period (in millions)	Ratio of expenses to average net assets (3)	Ratio of net income to average net assets(3)

Class A:	Six months ended 4/30/2012(4)(5)	$24.45	$.26	$1.43	$1.69	$(.19)	$25.95	6.93%	$2,430	.91%	2.13%
	Period from 2/1/2011(6) to 10/31/2011(4)	25.00	.36	(.70)	(.34)	(.21)	24.45	(1.38)	2,070	1.08	1.95

Class B:	Six months ended 4/30/2012(4)(5)	24.41	.16	1.43	1.59	(.09)	25.91	6.52	17	1.72	1.30
	Period from 2/1/2011(6) to 10/31/2011(4)	25.00	.22	(.69)	(.47)	(.12)	24.41	(1.90)	17	1.77	1.20

Class C:	Six months ended 4/30/2012(4)(5)	24.41	.16	1.42	1.58	(.09)	25.90	6.48	292	1.76	1.28
	Period from 2/1/2011(6) to 10/31/2011(4)	25.00	.22	(.69)	(.47)	(.12)	24.41	(1.90)	240	1.81	1.21

Class F-1:	Six months ended 4/30/2012(4)(5)	24.45	.26	1.43	1.69	(.19)	25.95	6.93	139	.95	2.09
	Period from 2/1/2011(6) to 10/31/2011(4)	25.00	.37	(.71)	(.34)	(.21)	24.45	(1.34)	116	1.02	2.03

Class F-2:	Six months ended 4/30/2012(4)(5)	24.46	.29	1.42	1.71	(.21)	25.96	7.04	118	.72	2.30
	Period from 2/1/2011(6) to 10/31/2011(4)	25.00	.41	(.70)	(.29)	(.25)	24.46	(1.18)	69	.79	2.23

Class 529-A:	Six months ended 4/30/2012(4)(5)	24.44	.26	1.43	1.69	(.19)	25.94	6.94	94	.97	2.08
	Period from 2/1/2011(6) to 10/31/2011(4)	25.00	.35	(.71)	(.36)	(.20)	24.44	(1.44)	68	1.08	1.88

Class 529-B:	Six months ended 4/30/2012(4)(5)	24.41	.15	1.42	1.57	(.08)	25.90	6.43	2	1.84	1.20
	Period from 2/1/2011(6) to 10/31/2011(4)	25.00	.21	(.70)	(.49)	(.10)	24.41	(1.97)	2	1.88	1.11

Class 529-C:	Six months ended 4/30/2012(4)(5)	24.39	.15	1.42	1.57	(.09)	25.87	6.43	32	1.84	1.21
	Period from 2/1/2011(6) to 10/31/2011(4)	25.00	.20	(.69)	(.49)	(.12)	24.39	(1.97)	22	1.86	1.06

Class 529-E:	Six months ended 4/30/2012(4)(5)	$24.42	$.22	$1.43	$1.65	$(.15)	$25.92	6.73%	$5	1.28%	1.77%
	Period from 2/1/2011(6) to 10/31/2011(4)	25.00	.29	(.69)	(.40)	(.18)	24.42	(1.58)	4	1.32	1.60

Class 529-F-1:	Six months ended 4/30/2012(4)(5)	24.45	.28	1.42	1.70	(.20)	25.95	6.99	3	.83	2.22
	Period from 2/1/2011(6) to 10/31/2011(4)	25.00	.39	(.70)	(.31)	(.24)	24.45	(1.26)	2	.84	2.11

Class R-1:	Six months ended 4/30/2012(4)(5)	24.41	.17	1.42	1.59	(.10)	25.90	6.53	5	1.68	1.35
	Period from 2/1/2011(6) to 10/31/2011(4)	25.00	.23	(.70)	(.47)	(.12)	24.41	(1.90)	4	1.75	1.26

Class R-2:	Six months ended 4/30/2012(4)(5)	24.41	.18	1.43	1.61	(.12)	25.90	6.61	16	1.60	1.46
	Period from 2/1/2011(6) to 10/31/2011(4)	25.00	.24	(.71)	(.47)	(.12)	24.41	(1.87)	10	1.64	1.30

Class R-3:	Six months ended 4/30/2012(4)(5)	24.43	.23	1.43	1.66	(.16)	25.93	6.81	14	1.23	1.83
	Period from 2/1/2011(6) to 10/31/2011(4)	25.00	.30	(.69)	(.39)	(.18)	24.43	(1.58)	10	1.28	1.66

Class R-4:	Six months ended 4/30/2012(4)(5)	24.46	.27	1.42	1.69	(.19)	25.96	6.95	8	.92	2.15
	Period from 2/1/2011(6) to 10/31/2011(4)	25.00	.38	(.71)	(.33)	(.21)	24.46	(1.34)	5	1.00	2.03

Class R-5:	Six months ended 4/30/2012(4)(5)	24.46	.29	1.44	1.73	(.22)	25.97	7.10	16	.67	2.36
	Period from 2/1/2011(6) to 10/31/2011(4)	25.00	.42	(.71)	(.29)	(.25)	24.46	(1.16)	15	.74	2.31

Class R-6:	Six months ended 4/30/2012(4)(5)	24.46	.32	1.41	1.73	(.22)	25.97	7.12	1	.63	2.54
	Period from 2/1/2011(6) to 10/31/2011(4)	25.00	.44	(.72)	(.28)	(.26)	24.46	(1.13)	1	.71	2.35

	Six months ended	For the period
	April 30,	2/1/2011(6) to 10/31/2011(4)
	2012(4)(5)

Portfolio turnover rate for all share classes	28%	38%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)Annualized.
(4)Based on operations for the period shown and, accordingly, is not representative of a full year.
(5)Unaudited.
(6)Commencement of operations.

See Notes to Financial Statements

Expense example
                unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2011, through April 30, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2011	Ending account value 4/30/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,069.27	$4.68	.91%
Class A -- assumed 5% return	1,000.00	1,020.34	4.57	.91
Class B -- actual return	1,000.00	1,065.16	8.83	1.72
Class B -- assumed 5% return	1,000.00	1,016.31	8.62	1.72
Class C -- actual return	1,000.00	1,064.83	9.04	1.76
Class C -- assumed 5% return	1,000.00	1,016.11	8.82	1.76
Class F-1 -- actual return	1,000.00	1,069.27	4.89	.95
Class F-1 -- assumed 5% return	1,000.00	1,020.14	4.77	.95
Class F-2 -- actual return	1,000.00	1,070.38	3.71	.72
Class F-2 -- assumed 5% return	1,000.00	1,021.28	3.62	.72
Class 529-A -- actual return	1,000.00	1,069.38	4.99	.97
Class 529-A -- assumed 5% return	1,000.00	1,020.04	4.87	.97
Class 529-B -- actual return	1,000.00	1,064.31	9.44	1.84
Class 529-B -- assumed 5% return	1,000.00	1,015.71	9.22	1.84
Class 529-C -- actual return	1,000.00	1,064.32	9.44	1.84
Class 529-C -- assumed 5% return	1,000.00	1,015.71	9.22	1.84
Class 529-E -- actual return	1,000.00	1,067.31	6.58	1.28
Class 529-E -- assumed 5% return	1,000.00	1,018.50	6.42	1.28
Class 529-F-1 -- actual return	1,000.00	1,069.92	4.27	.83
Class 529-F-1 -- assumed 5% return	1,000.00	1,020.74	4.17	.83
Class R-1 -- actual return	1,000.00	1,065.27	8.63	1.68
Class R-1 -- assumed 5% return	1,000.00	1,016.51	8.42	1.68
Class R-2 -- actual return	1,000.00	1,066.07	8.22	1.60
Class R-2 -- assumed 5% return	1,000.00	1,016.91	8.02	1.60
Class R-3 -- actual return	1,000.00	1,068.06	6.32	1.23
Class R-3 -- assumed 5% return	1,000.00	1,018.75	6.17	1.23
Class R-4 -- actual return	1,000.00	1,069.50	4.73	.92
Class R-4 -- assumed 5% return	1,000.00	1,020.29	4.62	.92
Class R-5 -- actual return	1,000.00	1,071.00	3.45	.67
Class R-5 -- assumed 5% return	1,000.00	1,021.53	3.37	.67
Class R-6 -- actual return	1,000.00	1,071.16	3.24	.63
Class R-6 -- assumed 5% return	1,000.00	1,021.73	3.17	.63

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional term through March 31, 2013. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing long-term growth of capital, conservation of principal and current income. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited
Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended
March 31, 2012 (the most recent calendar quarter-end):	1 year	Life of class

Class B shares1 — first sold 2/1/11
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	−2.26%	0.35%
Not reflecting CDSC	2.74	3.79

Class C shares — first sold 2/1/11
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	1.71	3.77
Not reflecting CDSC	2.71	3.77

Class F-1 shares2 — first sold 2/1/11
Not reflecting annual asset-based fee charged by
sponsoring firm	3.54	4.58

Class F-2 shares2 — first sold 2/1/11
Not reflecting annual asset-based fee charged by
sponsoring firm	3.76	4.83

Class 529-A shares3 — first sold 2/1/11
Reflecting 5.75% maximum sales charge	−2.48	−0.72
Not reflecting maximum sales charge	3.47	4.51

Class 529-B shares1,3 — first sold 2/1/11
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	−2.39	0.22
Not reflecting CDSC	2.61	3.66

Class 529-C shares3 — first sold 2/1/11
Reflecting CDSC, maximum of 1%, payable only if shares
are sold within one year of purchase	1.67	3.70
Not reflecting CDSC	2.67	3.70

Class 529-E shares2,3 — first sold 2/1/11	3.17	4.24

Class 529-F-1 shares2,3 — first sold 2/1/11
Not reflecting annual asset-based fee charged by
sponsoring firm	3.67	4.71

1These shares are not available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.
3Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

For information regarding the differences among the various share classes, refer to the fund prospectus.

Office of the fund
One Market
Steuart Tower, Suite 2000
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2012, portfolio of American Funds Global Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Global Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Global Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1As of 12/31/11.
2Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-937-0612P

Litho in USA CGD/RRD/10159-S28118

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Global Balanced FundSM
Investment portfolio

April 30, 2012
unaudited

Common stocks — 59.67%	Shares	Value (000)

CONSUMER DISCRETIONARY — 12.09%
Home Depot, Inc.	1,281,800	$66,384
DIRECTV, Class A1	1,022,200	50,364
Marks and Spencer Group PLC	4,200,600	24,337
Virgin Media Inc.	939,000	23,062
Bayerische Motoren Werke AG	238,000	22,623
General Motors Co.1	945,000	21,735
Whitbread PLC	635,000	19,858
Kohl’s Corp.	364,000	18,247
Time Warner Inc.	457,600	17,142
Hyundai Motor Co.	68,000	16,156
British Sky Broadcasting Group PLC	1,432,800	15,766
Ford Motor Co.	1,200,000	13,536
Cie. Financière Richemont SA, Class A, non-registered shares	211,700	13,085
YUM! Brands, Inc.	166,000	12,073
Swatch Group Ltd, non-registered shares	25,485	11,753
Hankook Tire Co., Ltd.	254,000	10,766
Daimler AG	174,700	9,658
WPP PLC	600,000	8,116
Mattel, Inc.	230,000	7,728
SES SA, Class A (FDR)	145,900	3,494
		385,883

CONSUMER STAPLES — 11.08%
Altria Group, Inc.	2,248,400	72,421
British American Tobacco PLC	1,075,550	55,141
Philip Morris International Inc.	457,200	40,924
Reynolds American Inc.	740,000	30,214
Lorillard, Inc.	209,889	28,396
Anheuser-Busch InBev NV	351,898	25,363
ConAgra Foods, Inc.	930,600	24,028
Pernod Ricard SA	171,200	17,769
Nestlé SA	283,200	17,348
Imperial Tobacco Group PLC	387,800	15,507
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	215,401	9,043
Ralcorp Holdings, Inc.1	113,600	8,271
Carlsberg A/S, Class B	88,000	7,585
Wesfarmers Ltd.	53,795	1,697
		353,707

FINANCIALS — 6.17%
JPMorgan Chase & Co.	878,500	37,758
Citigroup Inc.	820,000	27,093
Agricultural Bank of China, Class H	52,164,000	24,809
Westfield Group	2,341,480	22,543
Credit Suisse Group AG	820,000	19,614
Willis Group Holdings PLC	476,206	17,363
Société Générale	676,296	15,988
Link Real Estate Investment Trust	3,510,000	14,612
HSBC Holdings PLC (Hong Kong)	1,172,400	10,683
UBS AG1	511,400	6,384
		196,847

INDUSTRIALS — 5.19%
General Dynamics Corp.	480,300	32,420
Masco Corp.	2,355,000	31,039
Jardine Matheson Holdings Ltd.	416,200	20,665
Bureau Veritas SA	227,000	20,225
Hutchison Port Holdings Trust	21,800,000	16,459
Southwest Airlines Co.	1,580,000	13,083
United Continental Holdings, Inc.1	500,000	10,960
Qantas Airways Ltd.1	4,800,000	8,177
Lockheed Martin Corp.	80,000	7,243
BAE Systems PLC	1,134,225	5,434
		165,705

ENERGY — 4.79%
Royal Dutch Shell PLC, Class B	1,450,500	52,883
BP PLC	5,688,000	41,078
BP PLC (ADR)	84,200	3,655
Devon Energy Corp.	290,000	20,257
Husky Energy Inc.	624,000	16,278
Apache Corp.	154,000	14,775
OAO Gazprom (ADR)	335,000	3,866
ConocoPhillips	3,900	279
		153,071

TELECOMMUNICATION SERVICES — 4.28%
Vodafone Group PLC	13,770,000	38,102
Koninklijke KPN NV	2,760,000	24,774
OJSC Mobile TeleSystems (ADR)	1,121,802	21,942
Singapore Telecommunications Ltd.	6,344,000	15,994
Verizon Communications Inc.	281,000	11,347
SOFTBANK CORP.	371,200	11,140
Millicom International Cellular SA (SDR)	80,600	8,562
AT&T Inc.	147,000	4,838
		136,699

HEALTH CARE — 4.09%
Abbott Laboratories	726,800	45,105
Novartis AG	524,200	28,906
GlaxoSmithKline PLC	1,004,100	23,221
Biogen Idec Inc.1	140,000	18,761
Sonic Healthcare Ltd.	691,700	9,088
Endo Pharmaceuticals Holdings Inc.1	160,000	5,623
		130,704

UTILITIES — 3.23%
National Grid PLC	5,277,500	56,999
SSE PLC	1,227,500	26,316
GDF SUEZ	860,000	19,796
		103,111

INFORMATION TECHNOLOGY — 3.13%
Microsoft Corp.	1,065,000	34,101
HOYA Corp.	789,000	18,183
Compal Electronics, Inc.	13,500,000	15,530
NetEase, Inc. (ADR)1	183,500	11,069
Baidu, Inc., Class A (ADR)1	74,900	9,939
Oracle Corp.	207,000	6,084
Rovi Corp.1	173,000	4,948
		99,854

MATERIALS — 2.60%
CRH PLC	1,560,903	31,644
Dow Chemical Co.	800,000	27,104
ArcelorMittal	765,000	13,230
Amcor Ltd.	613,350	4,806
Vicat S.A.	67,000	3,853
Israel Chemicals Ltd.	200,885	2,304
		82,941

MISCELLANEOUS — 3.02%
Other common stocks in initial period of acquisition		96,372

Total common stocks (cost: $1,814,223,000)		1,904,894

Convertible securities — 0.60%

CONSUMER DISCRETIONARY — 0.60%
General Motors Co., Series B, 4.75% convertible preferred 2013	493,200	19,254

Total convertible securities (cost: $20,488,000)		19,254

	Principal amount
Bonds & notes — 34.00%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 14.87%
Japanese Government, Series 264, 1.50% 2014	¥290,000	3,752
Japanese Government, Series 269, 1.30% 2015	495,000	6,409
Japanese Government, Series 275, 1.40% 2015	290,000	3,793
Japanese Government, Series 14, 1.20% 20172	9,950	134
Japanese Government, Series 288, 1.70% 2017	155,000	2,086
Japanese Government, Series 296, 1.50% 2018	3,245,000	43,360
Japanese Government, Series 310, 1.00% 2020	1,070,000	13,737
Japanese Government, Series 21, 2.30% 2035	485,000	6,658
German Government 4.25% 2014	€7,700	11,106
German Government 1.50% 20162	561	825
German Government, Series 6, 4.00% 2016	4,850	7,362
German Government, Series 7, 4.00% 2018	4,100	6,388
German Government, Series 8, 4.25% 2018	5,100	8,109
German Government 1.75% 20202	740	1,157
German Government 3.00% 2020	22,680	33,977
German Government 6.25% 2024	1,575	3,036
German Government, Series 8, 4.75% 2040	470	922
German Government 3.25% 2042	4,100	6,450
United Mexican States Government, Series M, 7.50% 2012	MXN 7,500	579
United Mexican States Government, Series M10, 7.75% 2017	279,500	23,932
United Mexican States Government 3.50% 20172	52,888	4,502
United Mexican States Government, Series M, 6.50% 2021	150,500	11,897
United Mexican States Government, Series M20, 10.00% 2024	43,000	4,339
United Mexican States Government, Series M30, 10.00% 2036	187,860	18,680
Netherlands Government Eurobond 3.25% 2015	€18,250	26,079
Netherlands Government 1.00% 2017	$1,900	1,871
Netherlands Government Eurobond 4.00% 2018	€3,690	5,576
Netherlands Government Eurobond 4.00% 2019	3,850	5,848
Netherlands Government Eurobond 7.50% 2023	1,175	2,322
Singapore (Republic of) 1.625% 2013	$ S11,075	9,064
Singapore (Republic of) 3.625% 2014	5,660	4,912
Singapore (Republic of) 3.75% 2016	2,950	2,729
Singapore (Republic of) 4.00% 2018	3,460	3,334
Singapore (Republic of) 3.25% 2020	8,450	7,786
Singapore (Republic of) 2.25% 2021	8,370	7,186
Swedish Government 1.00% 20143	$900	912
Swedish Government, Series 1041, 6.75% 2014	SKr36,100	5,963
Swedish Government 3.50% 20152	4,280	719
Swedish Government, Series 1049, 4.50% 2015	98,625	16,190
Swedish Government, Series 1047, 5.00% 2020	35,100	6,588
Swedish Government, Series 3104, 3.50% 20282	10,424	2,333
United Kingdom 4.50% 2013	£1,210	2,031
United Kingdom 2.75% 2015	225	387
United Kingdom 2.00% 2016	1,800	3,047
United Kingdom 4.50% 2019	4,290	8,330
United Kingdom 4.75% 2020	25	50
United Kingdom 5.00% 2025	4,400	9,149
United Kingdom 4.50% 2034	620	1,219
United Kingdom 4.75% 2038	2,600	5,323
Polish Government, Series 0414, 5.75% 2014	PLN 9,650	3,124
Polish Government, Series 1017, 5.25% 2017	20,275	6,527
Polish Government 6.375% 2019	$150	177
Polish Government, Series 1020, 5.25% 2020	PLN20,100	6,345
Polish Government 5.125% 2021	$930	1,008
Polish Government, Series 1021, 5.75% 2021	PLN9,400	3,062
South Korean Government, Series 1303, 5.25% 2013	KRW 604,370	543
South Korean Government 4.25% 2014	1,387,000	1,251
South Korean Government 5.00% 2014	923,020	846
South Korean Government 5.25% 2015	6,374,320	5,952
South Korean Government 5.50% 2017	1,415,000	1,369
South Korean Government, Series 2106, 4.25% 2021	4,595,000	4,220
Israeli Government 4.50% 2015	ILS21,800	6,017
Israeli Government, Series 0547, 5.00% 20152	2,012	609
Israeli Government 5.50% 2017	13,650	3,918
Canadian Government 4.25% 2018	$ C8,925	10,365
Russian Federation 7.85% 2018	RUB150,000	5,350
Russian Federation 7.85% 2018	15,000	535
Russian Federation 5.00% 2020	$3,100	3,367
Italian Government 4.75% 2021	€7,200	9,152
Chilean Government 3.875% 2020	$2,900	3,201
Chilean Government 5.50% 2020	CLP900,000	1,944
Chilean Government 3.25% 2021	$1,400	1,463
Norwegian Government 4.25% 2017	NKr32,600	6,426
Malaysian Government, Series 204, 5.094% 2014	MYR15,125	5,191
Malaysian Government, Series 0409, 3.741% 2015	3,600	1,208
Colombia (Republic of) Global 7.375% 2019	$1,000	1,303
Colombia (Republic of) Global 4.375% 2021	1,200	1,332
Colombia (Republic of) Global 7.75% 2021	COP3,640,000	2,546
Bahrain Government 5.50% 2020	$3,800	3,753
State of Qatar 3.125% 20173	1,000	1,036
State of Qatar 5.25% 2020	1,300	1,461
State of Qatar 4.50% 20223	1,000	1,060
State of Qatar 9.75% 2030	50	80
Thai Government 5.25% 2014	THB57,750	1,944
Kingdom of Denmark 4.00% 2019	DKr6,000	1,280
Bermudan Government 5.603% 2020	$1,000	1,147
Bermudan Government 5.603% 20203	100	115
Lithuania (Republic of) 6.625% 20223	1,000	1,124
Croatian Government 6.75% 2019	1,100	1,114
		474,603

CORPORATE BONDS & NOTES — 10.00%
FINANCIALS — 3.64%
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€275	367
Westfield Group 7.50% 20143	$160	176
Westfield Group 5.70% 20163	620	688
Westfield Group 7.125% 20183	600	714
Westfield Group 6.75% 20193	5,875	6,893
WEA Finance LLC 4.625% 20213	6,355	6,596
Prologis, Inc. 6.25% 2017	3,005	3,409
Prologis, Inc. 6.625% 2018	100	115
Prologis, Inc. 6.625% 2019	3,590	4,120
Prologis, Inc. 7.375% 2019	620	743
Prologis, Inc. 6.875% 2020	5,980	6,986
Simon Property Group, LP 6.75% 2014	300	328
Simon Property Group, LP 4.20% 2015	576	618
Simon Property Group, LP 6.125% 2018	6,350	7,506
Simon Property Group, LP 4.375% 2021	3,450	3,749
Developers Diversified Realty Corp. 9.625% 2016	535	652
Developers Diversified Realty Corp. 4.75% 2018	7,710	7,996
JPMorgan Chase & Co. 3.45% 2016	500	524
JPMorgan Chase & Co. 4.35% 2021	2,450	2,568
JPMorgan Chase & Co. 4.625% 2021	2,800	2,986
Goodman Funding Pty Ltd. 6.00% 20223	4,975	5,068
Citigroup Inc. 4.587% 2015	2,370	2,484
Citigroup Inc. 4.45% 2017	2,025	2,117
HSBC Holdings PLC 6.00% 2019	€400	582
HSBC Holdings PLC 4.125% 20203	$1,600	1,652
HSBC Holdings PLC 4.875% 2020	750	772
HSBC Holdings PLC 4.00% 2022	1,400	1,424
HSBC Holdings PLC 6.375% 20224	£50	82
Bank of America Corp. 5.00% 2021	$1,500	1,495
Bank of America Corp. 5.875% 2021	400	419
Bank of America Corp. 5.70% 2022	2,400	2,523
Murray Street Investment Trust I 4.647% 2017	600	604
Goldman Sachs Group, Inc. 5.25% 2021	1,200	1,216
Goldman Sachs Group, Inc. 5.75% 2022	2,170	2,269
Standard Chartered PLC 3.20% 20163	2,300	2,353
Standard Chartered Bank 5.875% 2017	€1,200	1,724
Barclays Bank PLC 6.00% 2018	3,075	4,064
Korea Development Bank 3.875% 2017	$3,150	3,274
Zurich Finance (USA), Inc., Series 6, 5.75% 20234	€2,020	2,701
Wells Fargo & Co., Series I, 3.50% 2022	$2,600	2,637
Kimco Realty Corp. 5.584% 2015	800	873
Kimco Realty Corp., Series C, 5.783% 2016	1,400	1,544
UBS AG 4.875% 2020	2,300	2,411
American International Group, Inc. 3.80% 2017	2,000	2,067
Nordea Bank AB 3.125% 20173	2,000	2,021
Morgan Stanley 3.80% 2016	2,000	1,957
BNP Paribas 5.00% 2021	1,750	1,767
Royal Bank of Scotland PLC 6.934% 2018	€1,300	1,626
Realogy Corp. 7.875% 20193	$1,375	1,354
Aviva PLC 5.25% 2023	€600	773
Société Générale 6.125% 2018	500	668
Lloyds TSB Bank PLC 6.50% 2020	500	569
Intesa Sanpaolo SpA 2.892% 20143,4	$475	463
ERP Operating LP 4.75% 2020	250	272
AXA SA, junior subordinated 6.463% (undated)3,4	300	247
The Export-Import Bank of Korea 4.375% 2021	200	205
Banco de Crédito del Perú 5.375% 20203	125	129
		116,140

ENERGY — 1.48%
Gazprom OJSC 5.092% 20153	1,100	1,167
Gazprom OJSC 5.875% 2015	€1,950	2,781
Gazprom OJSC 8.146% 2018	$3,400	4,028
Gazprom OJSC, Series 9, 6.51% 2022	2,555	2,817
Gazprom OJSC 7.288% 2037	4,530	5,249
Anadarko Petroleum Corp. 8.70% 2019	3,635	4,840
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	1,450	1,545
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	1,590	1,788
Husky Energy Inc. 6.20% 2017	1,340	1,594
Husky Energy Inc. 7.25% 2019	1,270	1,577
Statoil ASA 3.125% 2017	1,460	1,578
Statoil ASA 3.15% 2022	1,200	1,235
Enbridge Energy Partners, LP 5.20% 2020	1,925	2,177
Kinder Morgan Energy Partners, LP 6.85% 2020	1,745	2,113
TransCanada PipeLines Ltd. 5.05% 2014	$ C1,650	1,767
TransCanada PipeLines Ltd. 6.50% 2018	$125	157
TransCanada PipeLines Ltd. 7.125% 2019	125	160
Total Capital International 2.875% 2022	1,850	1,851
Pemex Project Funding Master Trust 5.75% 2018	700	802
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	30
Pemex Project Funding Master Trust 6.50% 20413	675	786
Ras Laffan Liquefied Natural Gas III 5.50% 2014	1,350	1,461
PTT Exploration & Production Ltd 5.692% 20213	1,000	1,096
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20183,5	957	967
BG Energy Capital PLC 2.875% 20163	905	949
Reliance Holdings Ltd. 5.40% 20223	875	878
Transocean Inc. 5.05% 2016	710	772
Enbridge Inc. 5.60% 2017	500	579
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20213,5	392	419
Shell International Finance BV 4.00% 2014	25	27
		47,190

HEALTH CARE — 1.23%
Roche Holdings Inc. 5.00% 20143	4,645	5,000
Roche Holdings Inc. 6.00% 20193	5,035	6,263
Novartis Capital Corp. 2.90% 2015	3,050	3,250
Novartis Securities Investment Ltd. 5.125% 2019	4,120	4,909
Boston Scientific Corp. 6.00% 2020	6,905	8,072
Gilead Sciences, Inc. 4.40% 2021	7,000	7,615
GlaxoSmithKline Capital Inc. 5.65% 2018	1,780	2,162
Amgen Inc. 2.50% 2016	1,850	1,915
Schering-Plough Corp. 6.00% 2017	25	31
		39,217

TELECOMMUNICATION SERVICES — 1.04%
MTS International Funding Ltd. 8.625% 2020	$6,825	$7,874
Frontier Communications Corp. 8.25% 2017	5,500	5,954
Sprint Nextel Corp. 9.125% 20173	2,500	2,487
Sprint Nextel Corp. 11.50% 20213	3,075	3,275
Deutsche Telekom International Finance BV 3.125% 20163	700	726
Deutsche Telekom International Finance BV 2.25% 20173	1,250	1,242
Deutsche Telekom International Finance BV 6.00% 2017	€750	1,168
AT&T Inc. 6.125% 2015	400	605
AT&T Inc. 2.40% 2016	$1,600	1,666
AT&T Inc. 5.50% 2018	100	118
AT&T Inc. 5.80% 2019	200	241
Koninklijke KPN NV 3.75% 2020	€1,550	2,089
Telecom Italia Capital SA 6.999% 2018	$300	316
Telecom Italia Capital SA 7.175% 2019	1,000	1,052
Telefónica Emisiones, SAU 4.949% 2015	50	50
Telefónica Emisiones, SAU 3.992% 2016	1,000	968
Telefónica Emisiones, SAU 5.134% 2020	350	325
América Móvil, SAB de CV 2.375% 2016	1,250	1,282
France Télécom 5.00% 2016	£50	89
France Télécom 5.625% 2018	€500	778
Vodafone Group PLC 1.625% 2017	$600	598
Verizon Communications Inc. 3.00% 2016	400	427
		33,330

CONSUMER STAPLES — 0.88%
Anheuser-Busch InBev NV 0.827% 20144	1,225	1,228
Anheuser-Busch InBev NV 6.875% 2019	5,850	7,561
Anheuser-Busch InBev NV 7.75% 2019	1,460	1,934
Altria Group, Inc. 9.70% 2018	1,340	1,821
Altria Group, Inc. 4.75% 2021	3,300	3,638
Kraft Foods Inc. 6.125% 2018	2,780	3,351
Philip Morris International Inc. 2.90% 2021	1,850	1,853
PepsiCo, Inc. 2.50% 2016	1,700	1,792
SABMiller Holdings Inc. 2.45% 20173	1,680	1,722
Coca-Cola Co. 1.80% 2016	1,600	1,647
Wal-Mart Stores, Inc. 2.80% 2016	1,000	1,071
Procter & Gamble Co. 1.45% 2016	310	316
Fortune Brands, Inc. 6.375% 2014	161	177
		28,111

CONSUMER DISCRETIONARY — 0.62%
Virgin Media Finance PLC, Series 1, 9.50% 2016	5,800	6,525
Time Warner Inc. 4.75% 2021	2,500	2,792
Time Warner Cable Inc. 5.00% 2020	2,275	2,539
Time Warner Cable Inc. 4.125% 2021	150	158
Comcast Corp. 5.90% 2016	2,235	2,595
Macy’s Retail Holdings, Inc. 7.875% 20154	1,275	1,499
NBCUniversal Media, LLC 4.375% 2021	1,200	1,310
Volkswagen International Finance NV 1.078% 20143,4	1,000	998
Daimler Finance NA LLC 3.16% 2014	$ C800	822
BMW Group 3.875% 2017	€250	361
McDonald’s Corp. 3.50% 2020	$150	164
		19,763

UTILITIES — 0.58%
Entergy Corp. 4.70% 2017	8,000	8,398
National Grid PLC 6.30% 2016	1,710	1,986
E.ON International Finance BV 5.80% 20183	1,325	1,572
Enersis SA 7.375% 2014	1,325	1,439
Enel Finance International SA 3.875% 20143	1,400	1,411
CEZ, a s 4.25% 20223	945	946
Iberdrola Finance Ireland 5.00% 20193	925	917
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	€300	412
PSEG Power LLC 2.75% 2016	$315	323
Hydro One Inc. 5.49% 2040	$ C200	247
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	$150	220
Colbun SA 6.00% 20203	200	215
Veolia Environnement 6.00% 2018	125	141
Scottish and Southern Energy PLC 6.125% 2013	€100	141
		18,368

INFORMATION TECHNOLOGY — 0.22%
First Data Corp. 8.75% 20223,4,6	$3,100	3,038
International Business Machines Corp. 1.95% 2016	1,535	1,586
Samsung Electronics America, Inc., 1.75% 20173	1,500	1,503
Cisco Systems, Inc. 0.724% 20144	1,000	1,006
		7,133

MATERIALS — 0.16%
Rio Tinto Finance (USA) Ltd. 2.50% 2016	2,300	2,392
Rio Tinto Finance (USA) Ltd. 4.125% 2021	1,000	1,086
Teck Resources Ltd. 3.15% 2017	1,500	1,559
		5,037

INDUSTRIALS — 0.15%
General Electric Capital Corp. 4.375% 2020	850	912
General Electric Capital Corp. 4.65% 2021	1,800	1,960
Ply Gem Industries, Inc. 8.25% 2018	1,330	1,313
Volvo Treasury AB 5.95% 20153	200	220
Volvo Treasury AB 5.00% 2017	€300	448
		4,853

Total corporate bonds & notes		319,142

MORTGAGE-BACKED OBLIGATIONS5 — 4.57%
Fannie Mae 3.50% 2025	$402	425
Fannie Mae 3.50% 2026	937	990
Fannie Mae 3.50% 2026	923	975
Fannie Mae 3.50% 2026	367	387
Fannie Mae 4.00% 2026	1,697	1,806
Fannie Mae 4.00% 2026	678	723
Fannie Mae 3.00% 2027	10,600	11,062
Fannie Mae 3.00% 2027	3,400	3,540
Fannie Mae 4.00% 2027	601	639
Fannie Mae 5.50% 2028	2,605	2,857
Fannie Mae 5.00% 2036	3,801	4,134
Fannie Mae 6.00% 2037	1,469	1,629
Fannie Mae 6.00% 2038	2,320	2,573
Fannie Mae 6.00% 2038	1,333	1,475
Fannie Mae 6.00% 2038	137	151
Fannie Mae 4.50% 2040	1,372	1,473
Fannie Mae 5.00% 2040	2,510	2,740
Fannie Mae 5.00% 2040	1,319	1,439
Fannie Mae 6.00% 2040	216	239
Fannie Mae 4.00% 2041	3,554	3,766
Fannie Mae 4.00% 2041	545	577
Fannie Mae 4.00% 2041	444	470
Fannie Mae 4.00% 2041	361	383
Fannie Mae 4.00% 2041	115	122
Fannie Mae 4.50% 2041	3,270	3,568
Fannie Mae 4.50% 2041	1,825	1,960
Fannie Mae 4.50% 2041	1,425	1,531
Fannie Mae 4.50% 2041	1,389	1,492
Fannie Mae 4.50% 2041	1,200	1,289
Fannie Mae 5.00% 2041	9,952	11,012
Fannie Mae 5.00% 2041	4,658	5,154
Fannie Mae 5.00% 2041	3,114	3,446
Fannie Mae 5.00% 2041	1,572	1,750
Fannie Mae 3.50% 2042	15,150	15,735
Fannie Mae 4.00% 2042	8,800	9,289
Fannie Mae 4.50% 2042	15,200	16,278
Fannie Mae 5.00% 2042	3,700	4,013
Fannie Mae 6.00% 2042	850	940
Government National Mortgage Assn. 3.50% 2042	10,800	11,370
Freddie Mac 5.00% 2041	4,265	4,707
Freddie Mac 5.00% 2041	2,019	2,236
Nordea Hypotek AB 4.00% 2014	SKr21,800	3,367
HBOS Treasury Services PLC, Series 17, 4.375% 2016	€1,500	2,166
		145,878

BONDS & NOTES OF U.S. GOVERNMENT — 4.56%
U.S. Treasury 3.125% 2013	$5,500	5,725
U.S. Treasury 3.875% 2013	10,300	10,600
U.S. Treasury 2.00% 20142	370	393
U.S. Treasury 1.75% 2015	19,200	20,009
U.S. Treasury 1.875% 20152	585	652
U.S. Treasury 4.50% 2016	2,500	2,869
U.S. Treasury 7.50% 2016	2,650	3,452
U.S. Treasury 2.375% 20172	1,355	1,598
U.S. Treasury 8.875% 2017	500	708
U.S. Treasury 3.50% 2018	23,355	26,610
U.S. Treasury 3.50% 2020	2,000	2,298
U.S. Treasury 2.125% 2021	5,065	5,193
U.S. Treasury 3.125% 2021	4,500	5,015
U.S. Treasury 8.00% 2021	9,820	15,208
U.S. Treasury 2.00% 2022	6,200	6,244
U.S. Treasury 6.50% 2026	5,650	8,441
U.S. Treasury 4.625% 2040	20,655	26,877
U.S. Treasury 3.125% 2042	3,830	3,835
		145,727

Total bonds & notes (cost: $1,056,575,000)		1,085,350

Short-term securities — 7.23%

Freddie Mac 0.06%–0.18% due 6/26–10/17/2012	76,750	76,722
Barclays U.S. Funding Corp. 0.13% due 5/1/2012	37,000	37,000
Siemens Capital Co. LLC 0.14% due 5/15/20123	26,800	26,798
Pfizer Inc 0.12% due 5/17/20123	24,600	24,599
Fannie Mae 0.07%–0.14% due 8/1–11/1/2012	21,000	20,987
Federal Home Loan Bank 0.10%–0.16% due 5/15–6/15/2012	17,400	17,398
John Deere Credit Ltd. 0.14% due 5/2/20123	16,800	16,800
U.S. Treasury Bill 0.095% due 8/2/2012	10,400	10,398

Total short-term securities (cost: $230,707,000)		230,702

Total investment securities (cost: $3,121,993,000)		$3,240,200
Other assets less liabilities		(47,987)

Net assets		$3,192,213

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Index-linked bond whose principal amount moves with a government price index.

3 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $138,595,000, which represented 4.34% of the net assets of the fund.

4 Coupon rate may change periodically.
5 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations and symbols

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
SDR = Swedish Depositary Receipts
C$ = Canadian dollars
CLP = Chilean pesos
COP = Colombian pesos
DKr = Danish kroner
Û = Euros
£ = British pounds
ILS = Israeli shekels
´ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NKr = Norwegian kroner
PLN = Polish zloty
RUB = Russian rubles
SKr = Swedish kronor
S$ = Singapore dollars
THB = Thai baht

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-937-0612O-S30500

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: June 29, 2012

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: June 29, 2012